Consolidated Statements Of Operations And Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenues	$ 473,481	$ 491,125
Cost of revenues	317,347	341,815
Gross margin	156,134	149,310
Operating expenses
Selling, general and administrative expenses	116,081	121,558
Business acquisition, integration and reorganization costs (recovery)	(1,234)	3,384
Depreciation	4,523	5,913
Amortization of intangibles	18,926	23,095
Impairment of goodwill	5,144	0
Foreign exchange (gain) loss	(258)	102
Operating expenses	143,182	154,052
Operating income (loss)	12,952	(4,742)
Net financial expenses	8,882	11,857
Earnings (loss) before income taxes	4,070	(16,599)
Income tax expense
Current	1,276	317
Deferred	1,499	(256)
Effective income tax rate	2,775	61
Net earnings (loss)	1,295	(16,660)
Items that may be classified subsequently to profit or loss
Cumulative translation adjustment on consolidation of foreign subsidiaries	3,392	(4)
Other comprehensive income (loss)	3,392	(4)
Comprehensive income (loss)	$ 4,687	$ (16,664)
Basic earnings (loss) per share (in CAD per share)	$ 0.01	$ (0.17)
Diluted earnings (loss) per share (in CAD per share)	$ 0.01	$ (0.17)